Debt (Maturities of outstanding debt) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 175.1
2020	331.1
2021	2,578.5
2022	0.0
2023	0.0
2024 and thereafter	0.0
Total external and related party debt	$ 3,084.7	$ 3,405.8